Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 1.2%
Boeing Co. (The)(1)	881,395	$ 106,719,307
General Dynamics Corp.	117,410	24,910,880
Hexcel Corp.	107,007	5,534,402
Howmet Aerospace, Inc.	5,004	154,774
Huntington Ingalls Industries, Inc.	2,300	509,450
L3Harris Technologies, Inc.	8,540	1,774,868
Lockheed Martin Corp.	136,066	52,560,935
Northrop Grumman Corp.	75,863	35,679,886
Raytheon Technologies Corp.	1,478,175	121,003,405
Textron, Inc.	9,973	581,027
TransDigm Group, Inc.	3,386	1,777,041
		$ 351,205,975
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	221,153	$ 21,299,245
Expeditors International of Washington, Inc.	22,997	2,030,865
FedEx Corp.	352,254	52,299,151
GXO Logistics, Inc.(1)	97,791	3,428,553
United Parcel Service, Inc., Class B	1,180,416	190,684,401
		$ 269,742,215
Airlines — 0.0%(2)
American Airlines Group, Inc.(1)	61,732	$ 743,253
Delta Air Lines, Inc.(1)	61,964	1,738,710
Southwest Airlines Co.(1)	28,371	874,962
		$ 3,356,925
Auto Components — 0.2%
Adient PLC(1)	1,760	$ 48,840
Aptiv PLC(1)	136,078	10,642,660
BorgWarner, Inc.	800	25,120
Dorman Products, Inc.(1)	20,730	1,702,348
Fox Factory Holding Corp.(1)	800	63,264
Garrett Motion, Inc.(1)	6,726	38,002
Gentex Corp.	1,443,192	34,405,697
		$ 46,925,931
Automobiles — 1.0%
Ford Motor Co.	1,219,179	$ 13,654,805
General Motors Co.	96,097	3,083,753
Harley-Davidson, Inc.	800	27,904
Mercedes-Benz Group AG	18,000	912,780
Security	Shares	Value
Automobiles (continued)
Tesla, Inc.(1)	1,013,298	$ 268,777,294
Toyota Motor Corp. ADR	5,100	664,479
		$ 287,121,015
Banks — 3.7%
Bank of America Corp.	4,632,349	$ 139,896,940
Bank of Hawaii Corp.	557	42,399
Bank of Montreal	4	351
Citigroup, Inc.	943,639	39,321,437
Commerce Bancshares, Inc.	79,477	5,258,198
Community Bank System, Inc.	31,868	1,914,629
Cullen/Frost Bankers, Inc.	1,069	141,343
CVB Financial Corp.	608,432	15,405,498
Fifth Third Bancorp	1,753,409	56,038,952
First Citizens BancShares, Inc., Class A	92	73,364
First Republic Bank	2,010	262,405
Glacier Bancorp, Inc.	40,000	1,965,200
HSBC Holdings PLC	220,592	1,154,116
Huntington Bancshares, Inc.	144,510	1,904,642
JPMorgan Chase & Co.	4,270,648	446,282,716
KeyCorp	72,748	1,165,423
Live Oak Bancshares, Inc.	15,000	459,000
M&T Bank Corp.	122,687	21,632,172
Pinnacle Financial Partners, Inc.	34,686	2,813,035
PNC Financial Services Group, Inc. (The)	128,442	19,191,804
Regions Financial Corp.	762,628	15,305,944
Signature Bank	3,359	507,209
Societe Generale S.A.	405,793	8,025,000
SVB Financial Group(1)	31,685	10,639,189
Synovus Financial Corp.	1	37
Toronto-Dominion Bank (The)	569	34,897
Truist Financial Corp.	1,743,264	75,901,715
U.S. Bancorp	1,120,019	45,159,166
Webster Financial Corp.	83,390	3,769,228
Wells Fargo & Co.	3,756,768	151,097,209
Western Alliance Bancorp	23,987	1,576,905
Zions Bancorp N.A.	53,870	2,739,828
		$ 1,069,679,951
Beverages — 2.3%
Anheuser-Busch InBev SA/NV ADR	75,379	$ 3,404,116
Boston Beer Co., Inc. (The), Class A(1)	4,730	1,530,864
Brown-Forman Corp., Class A	17,399	1,175,476
Brown-Forman Corp., Class B	420,049	27,962,662
Coca-Cola Co. (The)	4,117,268	230,649,353
Constellation Brands, Inc., Class A	130,245	29,914,672

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Beverages (continued)
Diageo PLC ADR	9,771	$ 1,659,213
Keurig Dr Pepper, Inc.	21,979	787,288
Molson Coors Beverage Co., Class B	50,342	2,415,913
Monster Beverage Corp.(1)	135,741	11,804,037
PepsiCo, Inc.	2,133,929	348,385,249
		$ 659,688,843
Biotechnology — 2.5%
2seventy bio, Inc.(1)	166	$ 2,415
AbbVie, Inc.	1,255,173	168,456,768
Agios Pharmaceuticals, Inc.(1)	68,447	1,935,681
Alkermes PLC(1)	5,000	111,650
Alnylam Pharmaceuticals, Inc.(1)	9,409	1,883,305
Amgen, Inc.	703,953	158,671,006
argenx SE ADR(1)	308,910	109,060,676
Biogen, Inc.(1)	30,918	8,255,106
Bluebird Bio, Inc.(1)	500	3,165
Exact Sciences Corp.(1)	71,318	2,317,122
Gilead Sciences, Inc.	1,153,394	71,152,876
Incyte Corp.(1)	103,220	6,878,581
Moderna, Inc.(1)	343,592	40,629,754
Natera, Inc.(1)	14,283	625,881
Neurocrine Biosciences, Inc.(1)	219,845	23,349,738
Regeneron Pharmaceuticals, Inc.(1)	34,422	23,712,283
Seagen, Inc.(1)	5,662	774,732
Vertex Pharmaceuticals, Inc.(1)	348,982	101,044,248
		$ 718,864,987
Building Products — 0.5%
A.O. Smith Corp.	32,488	$ 1,578,267
Allegion PLC	123	11,031
Carlisle Cos., Inc.	71,809	20,135,962
Carrier Global Corp.	250,906	8,922,217
Fortune Brands Home & Security, Inc.	17,806	956,004
Johnson Controls International PLC	356,904	17,566,815
Lennox International, Inc.	381,979	85,055,264
Masco Corp.	40,088	1,871,709
Resideo Technologies, Inc.(1)	11,209	213,643
Trane Technologies PLC	65,379	9,467,533
Trex Co., Inc.(1)	3,070	134,896
		$ 145,913,341
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	58,916	$ 6,589,755
Ameriprise Financial, Inc.	93,679	23,602,424
Ares Management Corp., Class A	44,772	2,773,625
Security	Shares	Value
Capital Markets (continued)
Bank of New York Mellon Corp. (The)	676,857	$ 26,072,532
BlackRock, Inc.	48,955	26,938,957
Blackstone, Inc.	342,444	28,662,563
Brookfield Asset Management, Inc., Class A	272,575	11,145,592
Carlyle Group, Inc. (The)	457,373	11,818,518
Cboe Global Markets, Inc.	194,382	22,814,615
Charles Schwab Corp. (The)	2,690,879	193,393,474
CME Group, Inc.	247,535	43,845,874
FactSet Research Systems, Inc.	97,345	38,948,708
Federated Hermes, Inc., Class B	66,210	2,192,875
Franklin Resources, Inc.	211,191	4,544,830
Goldman Sachs Group, Inc. (The)	1,043,224	305,716,793
Intercontinental Exchange, Inc.	154,759	13,982,476
Invesco, Ltd.	11,064	151,577
LPL Financial Holdings, Inc.	160,206	35,001,807
Moody's Corp.	270,102	65,664,497
Morgan Stanley(3)	1,303,946	103,024,773
Morningstar, Inc.	4,694	996,630
MSCI, Inc.	10,320	4,352,873
Nasdaq, Inc.	237,741	13,475,160
Northern Trust Corp.	383,848	32,842,035
Raymond James Financial, Inc.	110,958	10,964,870
S&P Global, Inc.	233,199	71,207,315
SEI Investments Co.	159,600	7,828,380
State Street Corp.	201,821	12,272,735
Stifel Financial Corp.	1	52
T. Rowe Price Group, Inc.	355,834	37,366,128
UBS Group AG(1)	9	131
		$ 1,158,192,574
Chemicals — 1.2%
AdvanSix, Inc.	968	$ 31,073
Air Products and Chemicals, Inc.	25,995	6,049,816
Albemarle Corp.	100,158	26,485,781
Balchem Corp.	24,992	3,038,527
Cabot Corp.	16,510	1,054,824
Celanese Corp.	23,540	2,126,604
Chemours Co. (The)	147	3,624
Corteva, Inc.	240,471	13,742,918
Dow, Inc.	75,898	3,334,199
DuPont de Nemours, Inc.	496,015	24,999,156
Eastman Chemical Co.	1,062	75,455
Ecolab, Inc.	690,911	99,781,367
FMC Corp.	817	86,357
International Flavors & Fragrances, Inc.	5,000	454,150
Linde PLC	240,761	64,906,758

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
LyondellBasell Industries NV, Class A	4,063	$ 305,863
NewMarket Corp.	3,923	1,180,156
Nutrien, Ltd.	11,227	936,107
PPG Industries, Inc.	423,052	46,827,626
RPM International, Inc.	3,433	286,003
Scotts Miracle-Gro Co. (The)	136	5,814
Sherwin-Williams Co. (The)	192,999	39,516,545
		$ 335,228,723
Commercial Services & Supplies — 0.4%
Brady Corp., Class A	258	$ 10,766
Cintas Corp.	1,840	714,270
Copart, Inc.(1)	4,771	507,634
HNI Corp.	108,151	2,867,083
IAA, Inc.(1)	310	9,874
MSA Safety, Inc.	83,272	9,099,964
Republic Services, Inc.	4,227	575,041
Rollins, Inc.	60,814	2,109,030
Stericycle, Inc.(1)	8,000	336,880
Waste Connections, Inc.	115,655	15,628,460
Waste Management, Inc.	499,468	80,019,768
		$ 111,878,770
Communications Equipment — 2.1%
Arista Networks, Inc.(1)	3,955,711	$ 446,560,215
Cisco Systems, Inc.	3,603,350	144,134,000
Juniper Networks, Inc.	233,712	6,104,557
Motorola Solutions, Inc.	60,439	13,536,523
Nokia Oyj ADR	192	820
		$ 610,336,115
Construction & Engineering — 0.0%(2)
Comfort Systems USA, Inc.(1)(4)	17,894	$ 1,741,043
Fluor Corp.(1)	3,250	80,893
MasTec, Inc.(1)	1,500	95,250
Quanta Services, Inc.	2,649	337,456
		$ 2,254,642
Construction Materials — 0.0%(2)
Vulcan Materials Co.	64,614	$ 10,190,274
		$ 10,190,274
Consumer Finance — 0.7%
American Express Co.	918,244	$ 123,880,298
Bread Financial Holdings, Inc.	686	21,575
Capital One Financial Corp.	70,766	6,522,502
Security	Shares	Value
Consumer Finance (continued)
Discover Financial Services	807,195	$ 73,390,169
LendingClub Corp.(1)	15,938	176,115
Synchrony Financial	78,799	2,221,344
		$ 206,212,003
Containers & Packaging — 0.1%
Amcor PLC	940,774	$ 10,094,505
AptarGroup, Inc.	65,000	6,176,950
Avery Dennison Corp.	6,010	977,827
Ball Corp.	63,819	3,083,734
Crown Holdings, Inc.	13,787	1,117,160
International Paper Co.	36,077	1,143,641
Packaging Corp. of America	13,103	1,471,336
Sealed Air Corp.	27,104	1,206,399
Sonoco Products Co.	2,297	130,309
WestRock Co.	22,073	681,835
		$ 26,083,696
Distributors — 0.0%(2)
Genuine Parts Co.	22,932	$ 3,424,206
LKQ Corp.	81,118	3,824,714
Pool Corp.	10,691	3,401,983
		$ 10,650,903
Diversified Consumer Services — 0.0%(2)
Bright Horizons Family Solutions, Inc.(1)	6,150	$ 354,547
H&R Block, Inc.	18,127	771,123
Service Corp. International	16,140	931,924
		$ 2,057,594
Diversified Financial Services — 2.7%
Apollo Global Management, Inc.	40,164	$ 1,867,626
Berkshire Hathaway, Inc., Class A(1)	605	245,914,350
Berkshire Hathaway, Inc., Class B(1)	1,936,047	516,963,270
		$ 764,745,246
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	1,224,364	$ 18,781,744
Liberty Latin America, Ltd., Class C(1)	1	6
Lumen Technologies, Inc.	4,871	35,461
Verizon Communications, Inc.	944,653	35,868,474
		$ 54,685,685
Electric Utilities — 1.0%
ALLETE, Inc.	16,987	$ 850,199
American Electric Power Co., Inc.	238,415	20,610,977

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Constellation Energy Corp.	10,429	$ 867,588
Duke Energy Corp.	867,408	80,686,292
Edison International	510,006	28,856,139
Entergy Corp.	2,640	265,663
Exelon Corp.	31,911	1,195,386
IDACORP, Inc.	565	55,941
NextEra Energy, Inc.	1,662,855	130,384,461
NRG Energy, Inc.	3,136	120,015
Portland General Electric Co.	20,000	869,200
PPL Corp.	2,700	68,445
Southern Co. (The)	78,747	5,354,796
Xcel Energy, Inc.	266,196	17,036,544
		$ 287,221,646
Electrical Equipment — 0.7%
Acuity Brands, Inc.	9,321	$ 1,467,778
AMETEK, Inc.	55,707	6,317,731
Eaton Corp. PLC	100,759	13,437,220
Emerson Electric Co.	1,998,974	146,364,876
Generac Holdings, Inc.(1)	2,476	441,075
Hubbell, Inc.	62,461	13,928,803
nVent Electric PLC	4	127
Rockwell Automation, Inc.	139,557	30,020,106
		$ 211,977,716
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	24,679	$ 1,652,506
Badger Meter, Inc.	4,500	415,755
CDW Corp.	144,442	22,544,508
Corning, Inc.	1,468,801	42,624,605
IPG Photonics Corp.(1)	25,541	2,154,383
Keysight Technologies, Inc.(1)	12,706	1,999,416
Knowles Corp.(1)	1	12
Littelfuse, Inc.	91,856	18,250,869
TE Connectivity, Ltd.	64,747	7,145,479
Teledyne Technologies, Inc.(1)	145	48,933
Trimble, Inc.(1)	198,434	10,769,013
Vontier Corp.	3,985	66,589
Zebra Technologies Corp., Class A(1)	52,044	13,636,049
		$ 121,308,117
Energy Equipment & Services — 0.2%
ChampionX Corp.	6,002	$ 117,459
Core Laboratories NV	16,652	224,469
Expro Group Holdings N.V.(1)	250,000	3,185,000
Halliburton Co.	697,982	17,184,317
Security	Shares	Value
Energy Equipment & Services (continued)
NOV, Inc.	5,400	$ 87,372
Schlumberger NV	855,185	30,701,141
Transocean, Ltd.(1)	3,548	8,764
		$ 51,508,522
Entertainment — 1.6%
Activision Blizzard, Inc.	149,964	$ 11,148,324
Electronic Arts, Inc.	150,119	17,370,270
Live Nation Entertainment, Inc.(1)	20,744	1,577,374
NetEase, Inc., ADR	510	38,556
Netflix, Inc.(1)	234,398	55,186,665
ROBLOX Corp., Class A(1)	905,777	32,463,048
Roku, Inc., Class A(1)	26,288	1,482,643
Spotify Technology S.A.(1)	92,198	7,956,687
Take-Two Interactive Software, Inc.(1)	23,883	2,603,247
Walt Disney Co. (The)(1)	3,401,980	320,908,773
Warner Bros. Discovery, Inc.(1)	644,836	7,415,614
		$ 458,151,201
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Homes 4 Rent, Class A	166,000	$ 5,446,460
American Tower Corp.	97,156	20,859,393
AvalonBay Communities, Inc.	7,000	1,289,330
Boston Properties, Inc.	60	4,498
Brixmor Property Group, Inc.	45,000	831,150
Broadstone Net Lease, Inc.	19,453	302,105
Crown Castle, Inc.	1,609	232,581
Digital Realty Trust, Inc.	75	7,439
EastGroup Properties, Inc.	618,809	89,318,891
Equinix, Inc.	990	563,152
Extra Space Storage, Inc.	1,800	310,878
Federal Realty Investment Trust	1,300	117,156
Healthpeak Properties, Inc.	235,000	5,386,200
Host Hotels & Resorts, Inc.	528,986	8,400,298
Mid-America Apartment Communities, Inc.	457	70,867
National Storage Affiliates Trust(4)	170,000	7,068,600
ProLogis, Inc.	40,987	4,164,279
Public Storage	38,114	11,160,160
Realty Income Corp.	100,779	5,865,338
Regency Centers Corp.	405	21,809
SBA Communications Corp.	6,025	1,715,016
Simon Property Group, Inc.	8,192	735,232
Sun Communities, Inc.	86,445	11,698,602
Ventas, Inc.	98,914	3,973,375
		$ 179,542,809

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	945,192	$ 446,385,826
Kroger Co. (The)	701,785	30,703,094
Sprouts Farmers Market, Inc.(1)	293,294	8,138,909
Sysco Corp.	655,066	46,319,717
Walgreens Boots Alliance, Inc.	431,731	13,556,353
Walmart, Inc.	66,702	8,651,249
		$ 553,755,148
Food Products — 1.4%
Archer-Daniels-Midland Co.	137,778	$ 11,084,240
Campbell Soup Co.	748,065	35,248,823
Conagra Brands, Inc.	699,690	22,830,885
Flowers Foods, Inc.	774,473	19,121,738
General Mills, Inc.	171,296	13,122,986
Hain Celestial Group, Inc. (The)(1)	17,240	291,011
Hershey Co. (The)	246,121	54,262,297
Hormel Foods Corp.	366,066	16,634,039
J&J Snack Foods Corp.	33,410	4,325,593
JM Smucker Co. (The)	19,721	2,709,863
Kellogg Co.	73,321	5,107,541
Kraft Heinz Co. (The)	189,995	6,336,333
Lamb Weston Holdings, Inc.	155,211	12,010,227
McCormick & Co., Inc., Non Voting Shares	168,759	12,027,454
Mondelez International, Inc., Class A	1,235,900	67,764,397
Nestle S.A.	1,118,348	120,957,513
Tyson Foods, Inc., Class A(1)	50,810	3,349,904
Tyson Foods, Inc., Class A(1)(4)	22,540	1,486,062
		$ 408,670,906
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	2,016,952	$ 195,160,276
ABIOMED, Inc.(1)	109,299	26,850,392
Alcon, Inc.	22,924	1,333,718
Align Technology, Inc.(1)	20,794	4,306,645
Avanos Medical, Inc.(1)	542	11,805
Baxter International, Inc.	39,731	2,139,912
Becton, Dickinson and Co.	155,907	34,740,757
Boston Scientific Corp.(1)	680,931	26,372,458
DENTSPLY SIRONA, Inc.	126,017	3,572,582
DexCom, Inc.(1)	654,568	52,718,907
Edwards Lifesciences Corp.(1)	474,798	39,232,559
Embecta Corp.	29,991	863,441
IDEXX Laboratories, Inc.(1)	17,216	5,608,973
Inari Medical, Inc.(1)	488,894	35,513,260
Inari Medical, Inc.(1)(4)	22,222	1,614,206
Insulet Corp.(1)	10,198	2,339,421
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.(1)	2,955,898	$ 125,211,839
Intuitive Surgical, Inc.(1)	528,489	99,059,978
Medtronic PLC	546,950	44,166,212
Penumbra, Inc.(1)	105,243	19,954,073
ResMed, Inc.	32,670	7,131,861
Shockwave Medical, Inc.(1)	3,432	954,336
Smith & Nephew PLC ADR	5,500	127,710
STERIS PLC	3,190	530,433
Stryker Corp.	343,734	69,619,884
Teleflex, Inc.	14,475	2,916,134
Zimmer Biomet Holdings, Inc.	151,840	15,874,872
Zimvie, Inc.(1)	15,283	150,843
		$ 818,077,487
Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc.(1)	32,000	$ 2,501,760
AmerisourceBergen Corp.	2,501	338,460
Cardinal Health, Inc.	21,017	1,401,414
Centene Corp.(1)	172,873	13,451,248
Cigna Corp.	48,559	13,473,666
Covetrus, Inc.(1)	5,595	116,824
CVS Health Corp.	1,977,474	188,591,695
DaVita, Inc.(1)	246,671	20,416,959
Elevance Health, Inc.	150,036	68,152,353
Ensign Group, Inc. (The)	51,487	4,093,216
Guardant Health, Inc.(1)	145,805	7,848,683
HCA Healthcare, Inc.	211,352	38,844,384
Henry Schein, Inc.(1)	26,348	1,732,908
Humana, Inc.	4,117	1,997,527
Laboratory Corp. of America Holdings	2,067	423,342
McKesson Corp.	150,389	51,112,709
Molina Healthcare, Inc.(1)	18,585	6,130,076
Oak Street Health, Inc.(1)	734,379	18,006,973
Progyny, Inc.(1)	15,525	575,357
Quest Diagnostics, Inc.	1,115	136,799
Tenet Healthcare Corp.(1)	32,363	1,669,284
UnitedHealth Group, Inc.	996,449	503,246,603
		$ 944,262,240
Health Care Technology — 0.0%(2)
Doximity, Inc., Class A(1)	118,400	$ 3,578,048
Teladoc Health, Inc.(1)	93,070	2,359,325
Veeva Systems, Inc., Class A(1)	33,508	5,524,799
		$ 11,462,172

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 3.3%
Airbnb, Inc., Class A(1)	236,236	$ 24,814,229
Aramark	148,020	4,618,224
Booking Holdings, Inc.(1)	52,915	86,950,457
Carnival Corp.(1)	22,069	155,145
Chipotle Mexican Grill, Inc.(1)	120,458	181,019,464
Choice Hotels International, Inc.	49,631	5,435,587
Darden Restaurants, Inc.	77,690	9,813,801
Domino's Pizza, Inc.	3,071	952,624
Draftkings, Inc., Class A(1)	550	8,327
Expedia Group, Inc.(1)	94,945	8,895,397
Hilton Worldwide Holdings, Inc.	106,201	12,809,965
Hyatt Hotels Corp., Class A(1)	1,353,442	109,574,664
Marriott International, Inc., Class A	1,115,753	156,361,625
McDonald's Corp.	155,004	35,765,623
MGM Resorts International	892,202	26,516,244
Penn Entertainment, Inc.(1)	30,956	851,600
Royal Caribbean Cruises, Ltd.(1)	1,900	72,010
Starbucks Corp.	2,552,969	215,113,168
Texas Roadhouse, Inc.	417,127	36,398,502
Trip.com Group, Ltd., ADR(1)	5,200	142,012
Yum China Holdings, Inc.	307,952	14,575,368
Yum! Brands, Inc.	151,990	16,162,617
		$ 947,006,653
Household Durables — 0.2%
D.R. Horton, Inc.	43,075	$ 2,901,101
Helen of Troy, Ltd.(1)	645	62,204
Leggett & Platt, Inc.	94,579	3,141,914
Lennar Corp., Class A	48,693	3,630,063
Lennar Corp., Class B	21	1,250
Mohawk Industries, Inc.(1)	20,864	1,902,588
Newell Brands, Inc.	123,465	1,714,929
NVR, Inc.(1)	1,822	7,264,460
PulteGroup, Inc.	222,055	8,327,063
Tempur Sealy International, Inc.	680,430	16,425,580
Toll Brothers, Inc.	4,378	183,876
Whirlpool Corp.	1,646	221,897
		$ 45,776,925
Household Products — 1.8%
Church & Dwight Co., Inc.	217,268	$ 15,521,626
Clorox Co. (The)	21,183	2,719,685
Colgate-Palmolive Co.	2,827,568	198,636,652
Energizer Holdings, Inc.	10,496	263,870
Security	Shares	Value
Household Products (continued)
Kimberly-Clark Corp.	108,917	$ 12,257,519
Procter & Gamble Co. (The)	2,175,145	274,612,056
		$ 504,011,408
Industrial Conglomerates — 0.6%
3M Co.	607,038	$ 67,077,699
General Electric Co.	708,784	43,880,817
Honeywell International, Inc.	405,779	67,752,920
		$ 178,711,436
Insurance — 1.8%
Aegon NV ADR	5	$ 20
Aflac, Inc.	921,090	51,765,258
Alleghany Corp.(1)	3,985	3,344,890
Allstate Corp. (The)	23,233	2,893,206
American International Group, Inc.	139,191	6,608,789
Aon PLC, Class A	177,456	47,535,139
Arch Capital Group, Ltd.(1)	286,437	13,044,341
Arthur J. Gallagher & Co.	540,259	92,503,146
Assurant, Inc.	19,372	2,814,170
Brighthouse Financial, Inc.(1)	936	40,641
Brookfield Asset Management Reinsurance Partners, Ltd., Class A	1,615	66,054
Brown & Brown, Inc.	407	24,615
Chubb, Ltd.	61,972	11,271,467
Cincinnati Financial Corp.	117,210	10,498,500
Fidelity National Financial, Inc.	58,987	2,135,329
First American Financial Corp.	1,227	56,565
Globe Life, Inc.	176,316	17,578,705
Hartford Financial Services Group, Inc.	218,798	13,552,348
Lincoln National Corp.	73,007	3,205,737
Markel Corp.(1)	27,395	29,702,207
Marsh & McLennan Cos., Inc.	286,904	42,831,898
MetLife, Inc.	19,398	1,179,010
Old Republic International Corp.	57,300	1,199,289
Principal Financial Group, Inc.	90,336	6,517,742
Progressive Corp. (The)	983,264	114,265,109
Prudential Financial, Inc.	22,159	1,900,799
Reinsurance Group of America, Inc.	6,425	808,329
Ryan Specialty Holdings, Inc.(1)(4)	28,103	1,141,125
Travelers Cos., Inc. (The)	146,351	22,420,973
Trisura Group, Ltd.(1)	496	12,018
W.R. Berkley Corp.	43,875	2,833,448
Willis Towers Watson PLC	70	14,066
		$ 503,764,933

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 6.4%
Alphabet, Inc., Class A(1)	6,254,930	$ 598,284,054
Alphabet, Inc., Class C(1)	7,956,958	765,061,512
Baidu, Inc., ADR(1)	136,627	16,052,306
CarGurus, Inc.(1)	37,803	535,669
IAC, Inc.(1)	13,536	749,624
Match Group, Inc.(1)	527,012	25,164,823
Meta Platforms, Inc., Class A(1)	2,646,952	359,138,447
Pinterest, Inc., Class A(1)	2,540,426	59,191,926
Snap, Inc., Class A(1)	629,323	6,179,952
Twitter, Inc.(1)	108,483	4,755,895
Vimeo, Inc.(1)	97,055	388,220
Yelp, Inc.(1)	149,508	5,069,816
ZipRecruiter, Inc., Class A(1)	332,657	5,488,840
		$ 1,846,061,084
Internet & Direct Marketing Retail — 3.6%
Alibaba Group Holding, Ltd., ADR(1)	304,712	$ 24,373,913
Altaba, Inc.(5)	114,070	433,466
Amazon.com, Inc.(1)	8,635,789	975,844,157
DoorDash, Inc., Class A(1)	133,033	6,578,482
eBay, Inc.	330,900	12,180,429
Etsy, Inc.(1)	10,937	1,095,122
Qurate Retail, Inc., Series A	99,802	200,602
Wayfair, Inc., Class A(1)	60,022	1,953,716
		$ 1,022,659,887
IT Services — 3.6%
Accenture PLC, Class A	1,075,382	$ 276,695,789
Affirm Holdings, Inc.(1)	379,636	7,121,971
Akamai Technologies, Inc.(1)	257,635	20,693,243
Amdocs, Ltd.	43,944	3,491,351
Automatic Data Processing, Inc.	310,374	70,203,495
Block, Inc., Class A(1)	434,159	23,874,403
Broadridge Financial Solutions, Inc.	108,827	15,705,913
CGI, Inc.(1)	200	15,048
Cognizant Technology Solutions Corp., Class A	55,060	3,162,646
Fidelity National Information Services, Inc.	22,757	1,719,746
Fiserv, Inc.(1)	863,094	80,759,706
Gartner, Inc.(1)	7,866	2,176,444
Global Payments, Inc.	65,353	7,061,392
International Business Machines Corp.	581,591	69,098,827
Jack Henry & Associates, Inc.	76,657	13,972,271
Kyndryl Holdings, Inc.(1)	68,109	563,261
Mastercard, Inc., Class A	219,713	62,473,194
Okta, Inc.(1)	319,829	18,188,675
Paychex, Inc.	51,475	5,776,010
Security	Shares	Value
IT Services (continued)
PayPal Holdings, Inc.(1)	239,414	$ 20,606,363
Sabre Corp.(1)	207,290	1,067,543
Shopify, Inc., Class A(1)	125,240	3,373,966
Snowflake, Inc., Class A(1)	125,608	21,348,336
Twilio, Inc., Class A(1)	555,411	38,401,117
VeriSign, Inc.(1)	5,954	1,034,210
Visa, Inc., Class A	1,459,706	259,316,771
Western Union Co. (The)	21,882	295,407
		$ 1,028,197,098
Leisure Products — 0.1%
Hasbro, Inc.	8,057	$ 543,203
Mattel, Inc.(1)	10,936	207,128
Polaris, Inc.	79,672	7,620,627
Topgolf Callaway Brands Corp.(1)	1,165,163	22,441,039
		$ 30,811,997
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(1)	467,079	$ 13,302,410
Agilent Technologies, Inc.	681,925	82,887,984
Avantor, Inc.(1)	120,000	2,352,000
Bio-Rad Laboratories, Inc., Class A(1)	52	21,691
Bio-Techne Corp.	8,597	2,441,548
Charles River Laboratories International, Inc.(1)	239	47,035
Danaher Corp.	215,306	55,611,387
Illumina, Inc.(1)	51,324	9,792,106
IQVIA Holdings, Inc.(1)	74,076	13,418,127
Mettler-Toledo International, Inc.(1)	1,000	1,084,120
NeoGenomics, Inc.(1)	197,625	1,701,551
PerkinElmer, Inc.	182,718	21,986,457
Thermo Fisher Scientific, Inc.	392,012	198,824,566
Waters Corp.(1)	730	196,757
West Pharmaceutical Services, Inc.	69,161	17,019,139
		$ 420,686,878
Machinery — 1.8%
Caterpillar, Inc.	411,931	$ 67,589,639
Cummins, Inc.	1,688	343,525
Daimler Truck Holding AG ADR(1)	18,000	202,122
Deere & Co.	236,079	78,824,417
Donaldson Co., Inc.	184,029	9,019,261
Dover Corp.	376,904	43,939,468
Fortive Corp.	33,376	1,945,821
Illinois Tool Works, Inc.	1,283,404	231,846,933
Ingersoll Rand, Inc.	171,795	7,431,852
Lincoln Electric Holdings, Inc.	53,660	6,746,135

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Middleby Corp.(1)	2,000	$ 256,340
Nordson Corp.	4,500	955,215
Otis Worldwide Corp.	438,031	27,946,378
PACCAR, Inc.	186,094	15,574,207
Parker-Hannifin Corp.	27,492	6,661,587
Pentair PLC	75	3,047
Snap-on, Inc.	29,674	5,974,860
Stanley Black & Decker, Inc.	288	21,660
Toro Co. (The)	14,128	1,221,789
Trinity Industries, Inc.	11,100	236,985
Westinghouse Air Brake Technologies Corp.	173,886	14,145,626
Xylem, Inc.	112,897	9,862,682
		$ 530,749,549
Media — 0.2%
Charter Communications, Inc., Class A(1)	5,983	$ 1,814,943
Comcast Corp., Class A	1,350,022	39,596,145
Fox Corp., Class A	50,412	1,546,640
Interpublic Group of Cos., Inc. (The)	976	24,985
Liberty Broadband Corp., Series A(1)	1	75
Liberty Broadband Corp., Series C(1)	1	74
Loyalty Ventures, Inc.(1)	274	331
News Corp., Class A	32,024	483,883
Omnicom Group, Inc.	16,403	1,034,865
Paramount Global, Class B	612,221	11,656,688
Sirius XM Holdings, Inc.	1	6
Trade Desk, Inc. (The), Class A(1)	1,000	59,750
		$ 56,218,385
Metals & Mining — 0.2%
Alcoa Corp.	4,214	$ 141,843
Arconic Corp.(1)	1	17
BHP Group, Ltd. ADR	800	40,032
Cleveland-Cliffs, Inc.(1)	278,121	3,746,290
Freeport-McMoRan, Inc.	113,111	3,091,324
Glencore PLC	598,405	3,144,626
Newmont Corp.	103	4,329
Nucor Corp.	242,762	25,973,106
Steel Dynamics, Inc.	232,124	16,469,198
		$ 52,610,765
Multiline Retail — 0.1%
Dollar General Corp.	520	$ 124,727
Dollar Tree, Inc.(1)	147,240	20,039,364
Security	Shares	Value
Multiline Retail (continued)
Nordstrom, Inc.	3,192	$ 53,402
Target Corp.	48,083	7,135,037
		$ 27,352,530
Multi-Utilities — 0.4%
Ameren Corp.	1,400	$ 112,770
Black Hills Corp.	783	53,033
Consolidated Edison, Inc.	525,151	45,036,950
Dominion Energy, Inc.	899,105	62,137,146
DTE Energy Co.	77,124	8,873,116
NiSource, Inc.	828	20,857
Public Service Enterprise Group, Inc.	6,921	389,168
Sempra Energy	67,907	10,181,975
WEC Energy Group, Inc.	15,006	1,341,987
		$ 128,147,002
Oil, Gas & Consumable Fuels — 3.5%
Antero Resources Corp.(1)	1,341,986	$ 40,970,832
Cheniere Energy, Inc.	646,170	107,206,065
Chevron Corp.	1,082,725	155,555,101
ConocoPhillips	708,232	72,480,463
Devon Energy Corp.	55,390	3,330,601
Diamondback Energy, Inc.	126,319	15,216,387
DT Midstream, Inc.(1)	38,562	2,000,982
Enbridge, Inc.	4,983	184,869
EOG Resources, Inc.	1,161,268	129,748,474
EQT Corp.	172,074	7,012,015
Equitrans Midstream Corp.	144,379	1,079,955
Exxon Mobil Corp.	3,931,363	343,247,303
Hess Corp.	53,310	5,810,257
HF Sinclair Corp.	9,171	493,767
Kinder Morgan, Inc.	120,691	2,008,298
Magnolia Oil & Gas Corp., Class A	245,547	4,864,286
Marathon Oil Corp.	8,775	198,139
Marathon Petroleum Corp.	215,166	21,372,439
Murphy Oil Corp.	44,823	1,576,425
Occidental Petroleum Corp.	435,211	26,743,716
ONEOK, Inc.	57,290	2,935,540
Phillips 66	202,729	16,364,285
Pioneer Natural Resources Co.	31,687	6,861,186
Range Resources Corp.	664,831	16,793,631
Shell PLC	100	4,976
Texas Pacific Land Corp.	6,565	11,667,515
Valero Energy Corp.	17,838	1,905,990
Williams Cos., Inc. (The)	34,025	974,136
		$ 998,607,633

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Paper and Forest Products — 0.0%(2)
Sylvamo Corp.	3,229	$ 109,463
		$ 109,463
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	198,338	$ 42,821,174
Haleon PLC ADR(1)	11,863	72,246
Unilever PLC ADR	70,897	3,108,124
		$ 46,001,544
Pharmaceuticals — 5.8%
AstraZeneca PLC ADR	1,319,901	$ 72,383,371
Bausch Health Cos., Inc.(1)	4,389	30,240
Bristol-Myers Squibb Co.	2,586,848	183,899,024
Catalent, Inc.(1)	45,943	3,324,435
Eli Lilly & Co.	2,047,457	662,045,221
GSK PLC ADR	9,490	279,291
Johnson & Johnson	2,612,352	426,753,823
Mallinckrodt PLC(1)(5)	6	0
Merck & Co., Inc.	1,735,305	149,444,467
Novartis AG ADR	145,139	11,032,015
Novo Nordisk A/S ADR	56,211	5,600,302
Organon & Co.	160,960	3,766,464
Pfizer, Inc.	2,383,276	104,292,158
Reata Pharmaceuticals, Inc., Class A(1)	4,694	117,960
Roche Holding AG ADR	38,814	1,576,625
Sanofi ADR	6,100	231,922
Takeda Pharmaceutical Co., Ltd. ADR	5,036	65,317
Teva Pharmaceutical Industries, Ltd. ADR(1)	5,106	41,205
Viatris, Inc.	141,733	1,207,565
Zoetis, Inc.	207,471	30,765,875
		$ 1,656,857,280
Professional Services — 0.4%
ASGN, Inc.(1)	284,823	$ 25,739,454
Booz Allen Hamilton Holding Corp., Class A	162,364	14,994,315
CACI International, Inc., Class A(1)	19,784	5,164,811
Equifax, Inc.	14,485	2,483,164
Jacobs Solutions, Inc.	85,615	9,288,371
Nielsen Holdings PLC	2,000	55,440
Thomson Reuters Corp.	181,943	18,670,991
TriNet Group, Inc.(1)	23,100	1,645,182
Verisk Analytics, Inc.	270,734	46,168,269
		$ 124,209,997
Real Estate Management & Development — 0.0%(2)
Zillow Group, Inc., Class A(1)	10,638	$ 304,566
Security	Shares	Value
Real Estate Management & Development (continued)
Zillow Group, Inc., Class C(1)	21,276	$ 608,706
		$ 913,272
Road & Rail — 1.3%
Canadian National Railway Co.	124,084	$ 13,399,831
Canadian Pacific Railway, Ltd.	10,807	721,043
CSX Corp.	1,984,382	52,863,937
J.B. Hunt Transport Services, Inc.	17,448	2,729,216
Lyft, Inc., Class A(1)	160,326	2,111,493
Norfolk Southern Corp.	368,222	77,197,742
Uber Technologies, Inc.(1)	3,699,519	98,037,254
Union Pacific Corp.	672,834	131,081,520
XPO Logistics, Inc.(1)	67,458	3,003,230
		$ 381,145,266
Semiconductors & Semiconductor Equipment — 4.4%
Advanced Micro Devices, Inc.(1)	64,937	$ 4,114,408
Analog Devices, Inc.	502,851	70,067,258
Applied Materials, Inc.	435,578	35,686,906
ASML Holding NV - NY Shares	12,672	5,263,315
Broadcom, Inc.	119,304	52,972,169
Cirrus Logic, Inc.(1)	50,300	3,460,640
Enphase Energy, Inc.(1)	54,000	14,983,380
Intel Corp.	4,879,431	125,742,937
KLA Corp.	605	183,091
Lam Research Corp.	82,291	30,118,506
Marvell Technology, Inc.	95,691	4,106,101
Microchip Technology, Inc.	1,114,568	68,022,085
Micron Technology, Inc.(1)	703,114	35,226,011
Micron Technology, Inc.(1)(4)	11,829	592,633
Monolithic Power Systems, Inc.	4,000	1,453,600
NVIDIA Corp.	2,558,996	310,636,524
NXP Semiconductors NV	14,754	2,176,363
ON Semiconductor Corp.(1)	229,518	14,305,857
Qorvo, Inc.(1)	13,586	1,078,864
QUALCOMM, Inc.	2,960,621	334,490,961
Silicon Laboratories, Inc.(1)	67,435	8,324,176
Skyworks Solutions, Inc.	1,000	85,270
SolarEdge Technologies, Inc.(1)	1,000	231,460
Teradyne, Inc.	13,157	988,749
Texas Instruments, Inc.	953,711	147,615,389
		$ 1,271,926,653
Software — 8.6%
Adobe, Inc.(1)	430,743	$ 118,540,474
ANSYS, Inc.(1)	154,179	34,181,484

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Autodesk, Inc.(1)	33,712	$ 6,297,402
Box, Inc., Class A(1)	106,049	2,586,535
Cadence Design Systems, Inc.(1)	639,061	104,441,739
Cerence, Inc.(1)	783	12,332
Check Point Software Technologies, Ltd.(1)	82,484	9,239,858
Citrix Systems, Inc.	11,798	1,226,992
Coupa Software, Inc.(1)	54,504	3,204,835
Crowdstrike Holdings, Inc., Class A(1)	433,003	71,363,224
DocuSign, Inc.(1)	1,148,944	61,434,036
Dolby Laboratories, Inc., Class A	1,232	80,265
Dropbox, Inc., Class A(1)	3,191,403	66,125,870
Envestnet, Inc.(1)	87,353	3,878,473
Fortinet, Inc.(1)	148,420	7,291,875
Guidewire Software, Inc.(1)	63,449	3,907,189
Hashicorp, Inc.(1)	29,947	963,994
Intuit, Inc.	129,837	50,288,467
Manhattan Associates, Inc.(1)	77,673	10,332,839
Microsoft Corp.	5,063,862	1,179,373,460
nCino, Inc.(1)	25,000	852,750
NCR Corp.(1)	190	3,612
Nice, Ltd. ADR(1)	900	169,416
NortonLifeLock, Inc.	121,379	2,444,573
Nutanix, Inc., Class A(1)	18,402	383,314
Olo, Inc., Class A(1)	64,200	507,180
Oracle Corp.	442,450	27,020,422
Palantir Technologies, Inc., Class A(1)	3,040,678	24,720,712
Palo Alto Networks, Inc.(1)	832,653	136,380,235
Paycom Software, Inc.(1)	552,844	182,432,992
PTC, Inc.(1)	2,430	254,178
Qualys, Inc.(1)	32,046	4,466,892
RingCentral, Inc., Class A(1)	18,835	752,647
Roper Technologies, Inc.	37,107	13,345,161
Salesforce, Inc.(1)	415,105	59,708,703
SAP SE ADR	2,796	227,175
ServiceNow, Inc.(1)	222,854	84,151,899
Smartsheet, Inc., Class A(1)	227,811	7,827,586
Splunk, Inc.(1)	412,415	31,013,608
Synopsys, Inc.(1)	36,393	11,118,425
Teradata Corp.(1)	318	9,877
Tyler Technologies, Inc.(1)	232,333	80,735,717
VMware, Inc., Class A	9,304	990,504
Workday, Inc., Class A(1)	240,775	36,650,770
Zscaler, Inc.(1)	104,213	17,129,491
		$ 2,458,069,182
Security	Shares	Value
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	16,346	$ 2,555,534
AutoNation, Inc.(1)	18,044	1,838,142
AutoZone, Inc.(1)	2,520	5,397,664
Bath & Body Works, Inc.	413,399	13,476,807
Bed Bath & Beyond, Inc.(1)	15,000	91,350
Best Buy Co., Inc.	343,446	21,753,870
Burlington Stores, Inc.(1)	16,288	1,822,464
CarMax, Inc.(1)	34,010	2,245,340
Dick's Sporting Goods, Inc.	61,239	6,408,049
Five Below, Inc.(1)	71,000	9,774,570
Gap, Inc. (The)	75,000	615,750
Home Depot, Inc. (The)	146,972	40,555,454
Lithia Motors, Inc.	80	17,164
Lowe's Cos., Inc.	1,163,329	218,484,820
O'Reilly Automotive, Inc.(1)	250,731	176,351,649
Ross Stores, Inc.	590,159	49,732,699
Signet Jewelers, Ltd.	65,986	3,773,739
TJX Cos., Inc. (The)	1,702,486	105,758,430
Tractor Supply Co.	248,742	46,236,163
Ulta Beauty, Inc.(1)	96,964	38,900,987
Victoria's Secret & Co.(1)	88,445	2,575,518
Warby Parker, Inc., Class A(1)	4,087	54,521
		$ 748,420,684
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	14,722,932	$ 2,034,709,202
Dell Technologies, Inc., Class C	50,698	1,732,351
Hewlett Packard Enterprise Co.	394,670	4,728,147
Logitech International S.A.	2,406	110,676
NetApp, Inc.	78,200	4,836,670
Pure Storage, Inc., Class A(1)	1,300,000	35,581,000
Seagate Technology Holdings PLC	6,406	340,991
		$ 2,082,039,037
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.	19,096	$ 1,285,161
Crocs, Inc.(1)	300	20,598
Hanesbrands, Inc.	172,884	1,203,273
Kontoor Brands, Inc.	32,734	1,100,190
Levi Strauss & Co., Class A	226,005	3,270,292
Lululemon Athletica, Inc.(1)	7,878	2,202,374
NIKE, Inc., Class B	2,824,712	234,790,061
PVH Corp.	16	717
Skechers USA, Inc., Class A(1)	195,345	6,196,343
Tapestry, Inc.	522	14,840

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C(1)	500	$ 2,980
VF Corp.	309,743	9,264,413
		$ 259,351,242
Thrifts & Mortgage Finance — 0.0%(2)
Essent Group, Ltd.	96,312	$ 3,358,399
		$ 3,358,399
Tobacco — 0.5%
Altria Group, Inc.	967,603	$ 39,071,809
British American Tobacco PLC ADR	3	106
Philip Morris International, Inc.	1,191,476	98,904,423
		$ 137,976,338
Trading Companies & Distributors — 0.4%
Fastenal Co.	2,056,875	$ 94,698,525
NOW, Inc.(1)	944	9,487
United Rentals, Inc.(1)	6,508	1,757,941
W.W. Grainger, Inc.	14,772	7,226,315
		$ 103,692,268
Water Utilities — 0.0%(2)
American Water Works Co., Inc.	23,888	$ 3,109,262
Essential Utilities, Inc.	500	20,690
		$ 3,129,952
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Series L ADR	13,186	$ 217,173
Rogers Communications, Inc., Class B	750	28,905
T-Mobile US, Inc.(1)	168,477	22,604,559
Vodafone Group PLC ADR	5	57
		$ 22,850,694
Total Common Stocks (identified cost $17,888,052,992)		$28,512,378,806

Preferred Stocks — 0.0%(2)
Security	Shares	Value
Internet & Direct Marketing Retail — 0.0%(2)
Qurate Retail, Inc., Series A, 8.00%	2,994	$ 136,347
Total Preferred Stocks (identified cost $168,592)		$ 136,347
Warrants — 0.0%(2)
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(2)
Occidental Petroleum Corp., Exp. 8/3/27(1)	2,853	$ 113,036
Total Warrants (identified cost $14,122)		$ 113,036

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(6)	193,467,380	$ 193,467,380
Total Short-Term Investments (identified cost $193,467,380)		$ 193,467,380
Total Investments — 100.0% (identified cost $18,081,703,086)		$28,706,095,569
Other Assets, Less Liabilities — (0.0)%(2)		$ (2,748,236)
Net Assets — 100.0%		$28,703,347,333
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Represents an investment in an issuer that is deemed to be an affiliate.
(4)	Restricted security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
Abbreviations:
ADR	– American Depositary Receipt

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At September 30, 2022, the Portfolio owned the following securities (representing less than 0.05% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Eligible for Resale	Shares	Cost	Value
Common Stocks
Comfort Systems USA, Inc.	6/16/22	6/16/23	17,894	$ 1,500,019	$ 1,741,043
Inari Medical, Inc.	12/16/21	12/16/22	22,222	1,779,491	1,614,206
Micron Technology, Inc.	3/17/22	3/17/23	11,829	941,898	592,633
National Storage Affiliates Trust	3/17/22	3/17/23	170,000	10,315,540	7,068,600
Ryan Specialty Holdings, Inc.	6/16/22	6/16/23	28,103	996,827	1,141,125
Tyson Foods, Inc., Class A	3/17/22	3/17/23	22,540	1,965,349	1,486,062
Total Restricted Securities				$17,499,124	$13,643,669
Investments in Affiliated Issuers and Funds
At September 30, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $296,492,153, which represents 1.0% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Morgan Stanley	$208,377,288	$ —	$(71,027,856)	$42,746,287	$(77,070,946)	$103,024,773	$3,807,701	1,303,946
Short-Term Investments
Cash Reserve Fund	97,096,177	730,786,970	(827,879,363)	(6,811)	3,027	—	43,116	—
Liquidity Fund	—	485,685,243	(292,217,863)	—	—	193,467,380	900,083	193,467,380
Total				$42,739,476	$(77,067,919)	$296,492,153	$4,750,900
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Growth Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

At September 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 2,437,967,049	$ —	$ —	$ 2,437,967,049
Consumer Discretionary	3,427,701,895	—	433,466	3,428,135,361
Consumer Staples	2,189,146,674	120,957,513	—	2,310,104,187
Energy	1,050,116,155	—	—	1,050,116,155
Financials	3,695,632,865	10,320,241	—	3,705,953,106
Health Care	4,570,211,044	—	0	4,570,211,044
Industrials	2,413,097,057	1,741,043	—	2,414,838,100
Information Technology	7,571,876,202	—	—	7,571,876,202
Materials	421,078,295	3,144,626	—	424,222,921
Real Estate	180,456,081	—	—	180,456,081
Utilities	418,498,600	—	—	418,498,600
Total Common Stocks	$28,375,781,917	$136,163,423**	$433,466	$28,512,378,806
Preferred Stocks	$ 136,347	$ —	$ —	$ 136,347
Warrants	113,036	—	—	113,036
Short-Term Investments	193,467,380	—	—	193,467,380
Total Investments	$28,569,498,680	$136,163,423	$433,466	$28,706,095,569
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2022 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.